Acquisitions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Business Combinations [Abstract]
Acquisitions

2. Acquisitions

Roofing Supply Group
On October 1, 2015 (“Acquisition Date”), the Company acquired 100% of the equity of Roofing Supply Group, LLC (“RSG” or “RSG Acquisition”), a leading roofing products distributor owned by investment firm Clayton, Dubilier & Rice (“CD&R”). RSG’s results of operations have been included with Company’s consolidated results beginning October 1, 2015. RSG distributes roofing supplies and related materials from 85 locations across 25 states as of the date of the close.
Total consideration paid for RSG was approximately $1.2 billion, out of which $288 million was in cash, $307 million of Company’s common stock and option replacement awards, and $574 million in refinancing of RSG’s indebtedness. The RSG long-term debt was repaid simultaneously with the proceeds of a new ABL Revolver, Term Loan B and Senior Notes (see Note 7).
In connection with the RSG Acquisition, the Company was required to issue equity awards to certain RSG employees in replacement of RSG equity awards that were cancelled at closing. The replacement awards consisted of 661,349 shares of the Company’s common stock options with a weighted-average grant date fair value of $20.90. The terms and fair value of these awards approximated the cancelled RSG awards on the issuance date. The fair value of the replacement awards associated with services rendered through the date of the RSG Acquisition was recognized as a component of the total acquisition consideration, and the remaining fair value of the replaced awards associated with post RSG Acquisition services will be recognized as an expense on a straight-line basis over the remaining vesting period.
The RSG Acquisition has been accounted for as a business combination in accordance with the requirements of ASC 805 Business Combinations. The purchase price has been allocated among assets acquired and liabilities assumed at fair value based on information currently available, with the excess purchase price recorded as goodwill. The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of RSG. These come from the synergies that are obtained in operating the branches as part of a larger network, and from an experienced employee base skilled at managing a distribution business. The Company’s allocation of the purchase price is subject to change on receipt of additional information, including, but not limited to, the finalization of intangible asset valuations, property, plant, and equipment valuations, and the Company’s continued review of assumed liabilities that may result in the recognition of additional or changes in the carrying amount of those liabilities on Beacon’s opening balance sheet and an adjustment to goodwill. An additional area where preliminary estimates are not yet finalized relates to deferred tax assets and liabilities. The Company has recorded purchase accounting entries on a preliminary basis as follows (in thousands):

Cash	$16,451
Accounts receivable	177,251
Inventory	179,651
Other current assets	50,707
Property, plant, and equipment	57,973
Other intangible assets (see Note 6)	382,100
Goodwill (see Note 6)	617,715
Current liabilities	(250,479)
Non-current liabilities	(61,918)
Total purchase price	$1,169,451
RSG’s future growth attributable to new customers, geographic market presence and assembled workforce are additional assets that are not separable and which contributed to recorded goodwill, of which $84 million is tax deductible. All of the Company’s goodwill plus the indefinite-lived trade name are tested for impairment annually, and all acquired goodwill and intangible assets are subject to review for impairment if indicators of impairment develop in the future. The fair value of accounts receivables acquired is $177 million, with the gross contractual amount being $186 million. The Company expects $9 million to be uncollectible.
There were no material contingencies assumed as part of this acquisition.
The actual revenue and net loss from the RSG Acquisition included in Company’s statements of operations for the three month period ended December 31, 2015 was approximately $340 million and $(21) million, respectively. The following represents the unaudited pro forma consolidated revenue and net loss for the Company for the period indicated as if the RSG Acquisition had been included in Company’s consolidated results of operations beginning October 1, 2014 (in thousands, except per share amount):

Three Months Ended December 31, 2014
Revenue	$876,953
Net loss	$(11,908)
Net loss per share	$(0.20)
The above pro forma results have been calculated by combining the historical results of the Company and RSG as if it had occurred on October 1, 2014, and adjusting the income tax provision as if it had been calculated on the resulting, combined results. The pro forma results include an estimate for all periods for intangible asset amortization (which is subject to change when the final asset values have been determined), stock compensation expense, interest expense, and also reflect the following 2016 expenses in fiscal 2015 instead of in 2016: $29.5 million of direct acquisition costs. No other material pro forma adjustments were deemed necessary, either to conform the 2015 acquisitions to Company’s accounting policies or for any other situation. The pro forma information is not necessarily indicative of the results that would have been achieved had the transactions occurred on October 1, 2014 or that may be achieved in the future.
Other acquisitions
In the three months ended December 31, 2015, the Company acquired 26 branches from the following three additional acquisitions:
•
On December 1, 2015, the Company purchased certain assets of RCI Roofing Supply (“RCI”), a distributor of residential and commercial roofing and related products with five branches across Nebraska, Iowa and Colorado with annual sales of approximately $23 million.

•
On December 18, 2015, the Company acquired 100% of the equity interests of Roofing and Insulation Supply (“RIS”), a distributor primarily of residential and commercial insulation along with roofing and related products with 20 branches spanning 13 states across New England, the Mid-Atlantic, the Southeast, the Upper Midwest, Texas and Colorado with annual sales of approximately $70 million.

•
On December 29, 2015, the Company purchased certain assets of Statewide Wholesale (“Statewide”), a distributor of residential and commercial roofing and related products located in Denver, Colorado with annual sales of approximately $15 million.

The Company recorded the preliminary acquired assets and liabilities at their estimated fair values at the acquisition date, with resulting goodwill of $51 million (which is deductible for tax purposes) and $32 million in intangible assets associated with these other acquisitions. The Company’s allocation of the purchase price is subject to change on receipt of additional information, including, but not limited to, the finalization of intangible asset valuations and property, plant, and equipment valuations.
The Company has not provided pro forma results of operations for any acquisitions besides RSG completed in fiscal years 2016 or 2015 herein as they were not material to the Company on either an individual or an aggregate basis. The Company included the results of operations of each acquisition in its consolidated statement of income from the date of each acquisition.

4. Acquisitions

On October 1, 2014, the Company purchased certain assets of Applicators Sales & Service (“Applicators”), a distributor of residential roofing, siding, windows and related accessories with four locations in Maine and one location in New Hampshire and annual sales of approximately $48 million.
On October 15, 2014, the Company purchased certain assets of Wholesale Roofing Supply (“WRS”), a distributor of residential roofing products with a single nine-acre facility located in Grand Prairie, Texas and annual sales of approximately $34 million.
On June 1, 2015, the Company purchased certain assets of ProCoat Systems, Inc. (“ProCoat”), a distributor of residential and non-residential exterior building materials including stucco, stone, waterproofing and concrete restoration with branches located in Denver and Ft. Collins, Colorado with annual sales of approximately $23 million.
The Company has recorded the acquired assets and liabilities at their estimated fair values at the acquisition date, with resulting goodwill of $34.5 million (which is not deductible for tax purposes) and $31.8 million in intangible assets associated with these acquisitions.